SUBSEQUENT EVENT	12 Months Ended
Jul. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT
13.	SUBSEQUENT EVENTS

Subsequent to July 31, 2017, the Company:

a)	Issued 417,184 units valued at $0.23 per unit to a third party pursuant to a debt conversion by the third party in the amount of $95,952, representing finders fees payable on the private placement which closed May 5, 2017. Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

b)	Negotiated a third extension of the closing date of the option agreement with Sierra (Note 4) to June 30, 2018 in return for cash payments as follows: US$300,000 by September 30, 2017 (paid), US$300,000 by December 30, 2017, US$300,000 by March 30, 2018, and a final payment of US$400,000 by June 30, 2018, which will be credited against the remaining purchase price of US$1,300,000.

c)	Completed a non-brokered private placement, issuing an aggregate of 7,077,140 units at a price of $0.15 per unit for gross proceeds of $1,061,571. Each unit consists of one share of common stock and one non-transferable share purchase warrant exercisable into one share of common stock at a price of $0.25 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $540 and issued a total of 3,600, exercisable into one share of common stock at a price of $0.25 for a period of two years from the date of issuance.